PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Construction in progress	Mining properties	Plant and equipment	ROU Assets: Plant and equipment	Total
Cost
Balance, January 1, 2018	$7.1	$2,486.1	$1,938.5	$—	$4,431.7
Additions	41.0	162.1	91.5	—	294.6
Changes in asset retirement obligations	—	30.1	—	—	30.1
Disposals	—	(0.3)	(83.8)	—	(84.1)
Transfers within Property, plant and equipment	(15.3)	41.3	(26.0)	—	—
Transfers from Exploration and evaluation assets[1]	482.3	—	—	—	482.3
Balance, December 31, 2018	515.1	2,719.3	1,920.2	—	5,154.6
Adoption of IFRS 16[2]	—	—	—	8.5	8.5
Additions	137.4	100.1	105.7	19.7	362.9
Changes in asset retirement obligations	—	21.5	—	—	21.5
Disposals	—	—	(59.3)	(0.1)	(59.4)
Transfers within Property, plant and equipment	(157.5)	120.1	(2.6)	40.0	—
Transfers from Exploration and evaluation assets[1]	9.2	—	—	—	9.2
Balance, December 31, 2019	$504.2	$2,961.0	$1,964.0	$68.1	$5,497.3

	Construction in progress	Mining properties	Plant and equipment	ROU Assets: Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2018	$—	$1,469.2	$1,022.3	$—	$2,491.5
Depreciation expense[3]	—	140.4	161.7	—	302.1
Disposals	—	—	(75.1)	—	(75.1)
Balance, December 31, 2018	—	1,609.6	1,108.9	—	2,718.5
Depreciation expense[3]	—	167.9	132.8	5.8	306.5
Disposals	—	—	(52.8)	—	(52.8)
Impairment charges[4]	—	—	285.5	—	285.5
Transfers within Property, plant and equipment	—	—	(0.7)	0.7	—
Balance, December 31, 2019	$—	$1,777.5	$1,473.7	$6.5	$3,257.7
Carrying amount, December 31, 2018	$515.1	$1,109.7	$811.3	$—	$2,436.1
Carrying amount, December 31, 2019	$504.2	$1,183.5	$490.3	$61.6	$2,239.6

1	Refer to note 14.

2	Refer to note 3.

3	Excludes depreciation expense related to Corporate assets, which is included in General and administrative expenses.

4	Refer to note 31.
In 2019, capitalized borrowing costs attributable to qualifying assets associated with the Essakane, Rosebel and Westwood mines and the Côté Gold and Saramacca Projects totaled $23.1 million (2018 - $21.9 million) at a weighted average interest rate of 7.18% (2018 - 7.24%).
As at December 31, 2019, mining properties included capitalized stripping costs of $211.3 million (December 31, 2018 - $239.9 million). Stripping costs of $48.8 million were capitalized during 2019 (2018 - $81.5 million), and $77.4 million were depreciated during 2019 (2018 - $66.3 million).